STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Amortization of intangible assets	$ 53	$ 52	$ 44
Depreciation of right-of-use assets	2,135
Auditor’s remuneration	920	1,285	1,243
Other professional fees	8,578	8,531	8,666
Bank charges	1,797	1,095	296
Taxes other than income tax	1,924	3,712	881
Total staff costs	7,913	9,821	8,916
Directors
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Salaries and other benefits	660	1,236	923
Share-based compensation			(43)
Total staff costs	660	1,236	880
Other staff
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Salaries and other benefits	7,253	8,585	8,216
Share-based compensation			(180)
Total staff costs	7,253	8,585	8,036
Property other than IPP solar parks
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Depreciation expense	172	204	298
IPP solar parks
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Depreciation expense	$ 11,720	$ 19,414	$ 14,272